United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01976

                               Sequoia Fund, Inc.
               (Exact name of registrant as specified in charter)

              767 Fifth Avenue, Suite 4701, New York, NY 10153-4798
               (Address of principal executive offices) (Zip code)

                               Robert D. Goldfarb
                         Ruane, Cunniff & Goldfarb Inc.
                                767 Fifth Avenue
                                   Suite 4701
                          New York, New York 10153-4798
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-5280

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

SEQUOIA FUND, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2004

                               SEQUOIA FUND, INC.
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
               WITH INCOME DIVIDENDS REINVESTED AND CAPITAL GAINS
                        DISTRIBUTIONS ACCEPTED IN SHARES

The table below covers the period from July 15, 1970 (the date Fund shares were first offered to the public) to June 30, 2004. This period was one of widely fluctuating common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                              VALUE OF       VALUE OF       VALUE OF
                              INITIAL       CUMULATIVE     CUMULATIVE      TOTAL
                              $10,000      CAPITAL GAINS   REINVESTED     VALUE OF
PERIOD ENDED:                INVESTMENT    DISTRIBUTIONS    DIVIDENDS      SHARES
-------------               ------------   -------------   ----------   ------------
July 15, 1970               $     10,000   $          --   $       --   $     10,000
May 31, 1971                      11,750              --          184         11,934
May 31, 1972                      12,350             706          451         13,507
May 31, 1973                       9,540           1,118          584         11,242
May 31, 1974                       7,530           1,696          787         10,013
May 31, 1975                       9,490           2,137        1,698         13,325
May 31, 1976                      12,030           2,709        2,654         17,393
May 31, 1977                      15,400           3,468        3,958         22,826
Dec. 31, 1977                     18,420           4,617        5,020         28,057
Dec. 31, 1978                     22,270           5,872        6,629         34,771
Dec. 31, 1979                     24,300           6,481        8,180         38,961
Dec. 31, 1980                     25,040           8,848       10,006         43,894
Dec. 31, 1981                     27,170          13,140       13,019         53,329
Dec. 31, 1982                     31,960          18,450       19,510         69,920
Dec. 31, 1983                     37,110          24,919       26,986         89,015
Dec. 31, 1984                     39,260          33,627       32,594        105,481
Dec. 31, 1985                     44,010          49,611       41,354        134,975
Dec. 31, 1986                     39,290          71,954       41,783        153,027
Dec. 31, 1987                     38,430          76,911       49,020        164,361
Dec. 31, 1988                     38,810          87,760       55,946        182,516
Dec. 31, 1989                     46,860         112,979       73,614        233,453
Dec. 31, 1990                     41,940         110,013       72,633        224,586
Dec. 31, 1991                     53,310         160,835      100,281        314,426
Dec. 31, 1992                     56,660         174,775      112,428        343,863
Dec. 31, 1993                     54,840         213,397      112,682        380,919
Dec. 31, 1994                     55,590         220,943      117,100        393,633
Dec. 31, 1995                     78,130         311,266      167,129        556,525
Dec. 31, 1996                     88,440         397,099      191,967        677,506
Dec. 31, 1997                    125,630         570,917      273,653        970,200
Dec. 31, 1998                    160,700         798,314      353,183      1,312,197
Dec. 31, 1999                    127,270         680,866      286,989      1,095,125
Dec. 31, 2000                    122,090         903,255      289,505      1,314,850
Dec. 31, 2001                    130,240       1,002,955      319,980      1,453,175
Dec. 31, 2002                    126,630         976,920      311,226      1,414,776
Dec. 31, 2003                    147,610       1,146,523      362,790      1,656,923
June 30, 2004                    152,120       1,183,964      373,874      1,709,958

The total amount of capital gains distributions accepted in shares was $622,658, the total amount of dividends reinvested was $116,740.

No adjustment has been made for any taxes payable by shareholders on capital gain distributions and dividends reinvested in shares.

TO THE SHAREHOLDERS OF SEQUOIA FUND, INC.

Dear Shareholder:

     Sequoia Fund's results for the second quarter of 2004 are shown below with comparable results for the leading market indexes:

                                             SEQUOIA      DOW JONES   STANDARD &
        TO JUNE 30, 2004                       FUND      INDUSTRIALS  POOR'S 500
                                             -------     -----------  ----------
        3 Months                              -2.64%         1.19%       1.72%
        6 Months                               3.20%         0.87%       3.44%
        1 Year                                16.85%        18.76%      19.11%
        5 Years (Annualized)                   6.26%         0.91%      -2.20%
        10 Years (Annualized)                 16.10%        13.44%      11.83%

            The S&P 500 Index is an unmanaged, capitalization-weighted index of the common stocks of 500 major US corporations. The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 actively traded blue chip stocks. The performance data quoted represents past performance and assumes reinvestment of dividends. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                   ----------

     We have combined the first and second quarter reports so that we could provide you with a copy of the transcript of the Sequoia Fund annual meeting which was held on May 7th.

     Sequoia outperformed the S&P 500 in the first quarter by 2.8 percentage points. By the end of the second quarter, however, Sequoia lagged behind the S&P by 0.24 percentage points. The performance of the fund tracked the stock price movement of Sequoia's major positions. Berkshire Hathaway's stock price rose 11% in the first quarter, but dropped 5% from the end of March through June. Much the same pattern of price movement held with Progressive, TJX, and Mohawk. The share price of Fifth Third, however, fell in both quarters. We remain confident in the long-term prospects of these excellent companies.

                                   Sincerely,

  /s/ Richard T. Cunniff      /s/ Robert D. Goldfarb    /s/ David M. Poppe    /s/ William J. Ruane

     Richard T. Cunniff         Robert D. Goldfarb        David M. Poppe         William J. Ruane

July 20, 2004

                               SEQUOIA FUND, INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS (91.97%)

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
    ------                                                             ----------------
                  BANK HOLDING COMPANIES (9.62%)
      7,143,630   Fifth Third Bancorp                                  $    384,184,421
         73,761   Mercantile Bankshares Corporation                           3,453,490
                                                                       ----------------
                                                                            387,637,911
                                                                       ----------------
                  BUILDING MATERIALS (3.27%)
      2,321,335   Fastenal Company                                          131,921,468
                                                                       ----------------
                  CHEMICAL DIAGNOSTIC SUBSTANCES (1.26%)
        806,479   IDEXX Laboratories Inc.*                                   50,759,788
                                                                       ----------------
                  DIVERSIFIED COMPANIES (35.60%)
         16,119   Berkshire Hathaway Inc. Class A*                        1,433,785,050
            156   Berkshire Hathaway Inc. Class B*                              460,980
                                                                       ----------------
                                                                          1,434,246,030
                                                                       ----------------
                  FREIGHT TRANSPORTATION (2.49%)
      2,033,676   Expeditors International of Washington, Inc.              100,483,931
                                                                       ----------------
                  HOME FURNISHINGS (1.76%)
      1,979,807   Ethan Allen Interiors Inc.+                                71,094,869
                                                                       ----------------
                  CASUALTY INSURANCE (12.66%)
      5,980,057   Progressive Corporation                                   510,098,862
                                                                       ----------------
                  INSURANCE AGENTS & BROKERS (1.74%)
      1,626,706   Brown & Brown Inc.                                         70,111,029
                                                                       ----------------
                  MANUFACTURING (0.52%)
        335,682   Harley Davidson, Inc.                                      20,792,143
                                                                       ----------------
                  MEDICAL & HOSPITAL EQUIPMENT (0.13%)
         67,624   Patterson Companies Inc.*                                   5,172,560
                                                                       ----------------
                  TEXTILE -- CARPETS (6.71%)
      3,687,603   Mohawk Industries, Inc.+*                                 270,411,928
                                                                       ----------------
                  PROCESS CONTROL INSTRUMENTS (0.56%)
        432,619   Danaher Corporation                                        22,431,295
                                                                       ----------------

                                                                            VALUE
    SHARES                                                                 (NOTE 1)
    ------                                                             ----------------
                  RETAILING (11.10%)
         44,826   Costco Wholesale Corporation                         $      1,841,004
      1,312,277   Tiffany & Company                                          48,357,407
     12,852,544   TJX Companies, Inc.                                       310,260,412
      2,387,553   Walgreen Company                                           86,453,294
                                                                       ----------------
                                                                            446,912,117
                                                                       ----------------
                  Miscellaneous Securities (4.55%)                          183,605,722
                                                                       ----------------
                  TOTAL COMMON STOCKS ($1,166,650,116)                 $  3,705,679,653
                                                                       ----------------

   PRINCIPAL
    AMOUNT
    ------
                  U.S. GOVERNMENT OBLIGATIONS (8.03%)
$   324,000,000   U.S. Treasury Bill due 08/05/04                           323,664,525
                                                                       ----------------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS
                    (Cost $323,664,525)                                     323,664,525
                                                                       ----------------
                  TOTAL INVESTMENTS (100%)++
                    (Cost $1,490,314,641)                              $  4,029,344,178
                                                                       ================

----------
++    The cost for federal income tax purposes is identical.
 *    Non-income producing.
 +    Refer to Note 6.

   The accompanying notes form an integral part of these Financial Statements

                               SEQUOIA FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)

ASSETS:

   Investments in securities, at value (cost $1,490,314,641) (Note 1)              $  4,029,344,178
   Cash on deposit with custodian                                                           942,207
   Receivable for capital stock sold                                                        563,789
   Dividends and interest receivable                                                      2,571,202
   Other assets                                                                              30,985
                                                                                   ----------------
      Total assets                                                                    4,033,452,361
                                                                                   ----------------

LIABILITIES:

   Payable for capital stock repurchased                                                    806,415
   Payable for investments securities purchased unsettled                                10,525,269
   Accrued investment advisory fee                                                        3,357,102
   Accrued other expenses                                                                   118,957
                                                                                   ----------------
      Total liabilities                                                                  14,807,743
                                                                                   ----------------
Net assets applicable to 26,417,755 shares of capital stock outstanding (Note 4)   $  4,018,644,618
                                                                                   ================
Net asset value, offering price and redemption price per share                     $         152.12
                                                                                   ================

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Income:
    Dividends:
      Unaffiliated companies                                           $      7,455,766
      Affiliated companies (Note 6)                                           6,345,746
    Interest                                                                  2,006,617
    Other Income                                                                  2,663
                                                                       ----------------
        Total income                                                         15,810,792
                                                                       ----------------
  Expenses:
    Investment advisory fee (Note 2)                                         20,061,362
    Legal and auditing fees                                                      76,334
    Stockholder servicing agent fees                                            214,606
    Custodian fees                                                               40,000
    Directors fees and expenses (Note 5)                                         95,481
    Other                                                                        85,417
                                                                       ----------------
        Total expenses                                                       20,573,200
  Less expenses reimbursed by Investment Adviser (Note 2)                       438,000
                                                                       ----------------
        Net expenses                                                         20,135,200
                                                                       ----------------
        Net investment (loss)                                                (4,324,408)
                                                                       ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on investments:
    Unaffiliated companies                                                   43,295,279
    Affiliated companies (Note 6)                                             2,571,658
                                                                       ----------------
        Net realized gain on investments                                     45,866,937
  Net increase in unrealized appreciation on:
    Investments                                                              86,358,418
                                                                       ----------------
        Net realized and unrealized gain on investments                     132,225,355
                                                                       ----------------
Increase in net assets from operations                                 $    127,900,947
                                                                       ================

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS
                                                           ENDED                YEAR
                                                           6/30/04              ENDED
                                                         (UNAUDITED)          12/31/03
                                                      ----------------    ----------------
INCREASE IN NET ASSETS:
  From operations:
    Net investment (loss)                             $     (4,324,408)   $    (16,725,720)
    Net realized gain                                       45,866,937         308,007,558
    Net increase in unrealized appreciation                 86,358,418         292,183,274
                                                      ----------------    ----------------
      Net increase in net assets from operations           127,900,947         583,465,112
  Distributions to shareholders from:
    Net investment income                                           --                  --
    Net realized gains                                      (5,637,546)        (16,944,455)
    Capital share transactions (Note 4)                    (77,205,950)       (498,069,470)
                                                      ----------------    ----------------
      Total increase                                        45,057,451          68,451,187

NET ASSETS:
  Beginning of period                                    3,973,587,167       3,905,135,980
                                                      ----------------    ----------------
  End of period                                       $  4,018,644,618    $  3,973,587,167
                                                      ================    ================

NET ASSETS CONSIST OF:
  Capital (par value and paid in surplus)             $  1,483,948,059    $  1,515,277,416
  Undistributed net investment (loss)                       (4,324,408)                 --
  Undistributed net realized (losses) gains                     (8,570)          5,638,632
  Unrealized appreciation                                2,539,029,537       2,452,671,119
                                                      ----------------    ----------------
    Total Net Assets                                  $  4,018,644,618    $  3,973,587,167
                                                      ================    ================

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

    Sequoia Fund, Inc. is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The investment objective of the Fund is growth of capital from investments primarily in common stocks and securities convertible into or exchangeable for common stock. The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of its financial statements.

A. VALUATION OF INVESTMENTS: Investments are carried at market value or at fair value as determined by the Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; listed securities and securities traded in the over-the-counter market for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices; U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

C. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. GENERAL: Dividends and distributions are recorded by the Fund on the ex-dividend date. Interest income is accrued as earned.

NOTE 2--INVESTMENT ADVISORY CONTRACTS AND PAYMENTS TO INTERESTED PERSONS:

    The Fund retains Ruane, Cunniff & Goldfarb Inc., as its investment adviser. Ruane, Cunniff & Goldfarb Inc. (Investment Adviser) provides the Fund with investment advice, administrative services and facilities.

    Under the terms of the Advisory Agreement, the Investment Adviser receives a management fee equal to 1% per annum of the Fund's average daily net asset values. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Advisory Agreement, the Investment Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year exceed the sum of 1 1/2% of the average daily net asset values of the Fund during such year up to a maximum of $30,000,000, plus 1% of the average daily net asset values in excess of $30,000,000. The expenses incurred by the Fund exceeded the percentage limitation during the six months ended June 30, 2004 and the Investment Adviser reimbursed the Fund $438,000.

    For the six months ended June 30, 2004, there were no amounts accrued to interested persons, including officers and directors, other than advisory fees of $20,061,362 to Ruane, Cunniff & Goldfarb Inc. and brokerage commissions of $209,731 to Ruane, Cunniff & Goldfarb LLC, an affiliate of the Investment Adviser. Certain officers of the Fund are also officers of the Investment Adviser and the Fund's distributor. Ruane, Cunniff & Goldfarb LLC, the Fund's distributor, received no compensation from the Fund on the sale of the Fund's capital shares during the six months ended June 30, 2004.

NOTE 3--PORTFOLIO TRANSACTIONS:

    The aggregate cost of purchases and the proceeds from the sales of securities, excluding U.S. government obligations, for the six months ended June 30, 2004 were $235,684,683 and $63,488,805, respectively. Included in proceeds of sales is $63,488,805 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $45,876,593. As a result of the redemptions in kind, net realized gains differ for financial statement and tax purposes. These realized gains have been reclassified from undistributed realized gains to paid in surplus in the accompanying financial statements.

    At June 30, 2004 the aggregate gross unrealized appreciation and depreciation of securities were $2,551,848,931 and $12,819,394, respectively.

NOTE 4--CAPITAL STOCK:

    At June 30, 2004 there were 100,000,000 shares of $.10 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:

                                                                         2004                           2003
                                                              ---------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              ---------    --------------    ----------    --------------
Shares sold                                                     565,582    $   86,611,703     1,275,248    $  166,839,514
Shares issued to stockholders on reinvestment of:
  Net investment income                                              --                --            --                --
  Net realized gains on investments                              31,351         4,737,103       111,262        14,470,754
                                                              ---------    --------------    ----------    --------------
                                                                596,933        91,348,806     1,386,510       181,310,268
Shares repurchased                                            1,099,117       168,554,756     5,304,441       679,379,738
                                                              ---------    --------------    ----------    --------------
Net (decrease)                                                 (502,184)   $  (77,205,950)   (3,917,931)   $ (498,069,470)
                                                              =========    ==============    ==========    ==============

NOTE 5--DIRECTORS FEES AND EXPENSES:

   Directors who are not deemed "interested persons" receive fees of $6,000 per quarter and $2,500 for each meeting attended, and are reimbursed for travel and other out-of-pocket disbursements incurred in connection with attending directors meetings. The total of such fees and expenses paid by the Fund to these directors for the six months ended June 30, 2004 was $95,481.

NOTE 6--AFFILIATED COMPANIES:

     Investment in portfolio companies 5% or more of whose outstanding voting securities are held by the Fund are defined in the Investment Company Act of 1940 as "affiliated companies." The total value and cost of investments in affiliates at June 30, 2004 aggregated $341,506,797 and $219,560,768, respectively. The summary
of transactions for each affiliate during the period of their affiliation for the six months ended June 30, 2004 is provided below:

                                    PURCHASES                     SALES
                            -------------------------   -------------------------     REALIZED     DIVIDEND
AFFILIATE                      SHARES         COST         SHARES        COST           GAIN        INCOME
---------                   -----------   -----------   -----------   -----------   -----------   -----------
Ethan Allen Interiors Inc         5,000   $   191,550        32,933   $   817,446   $   624,071   $ 6,345,746
Mohawk Industries Inc                --            --        52,030   $ 2,338,187     1,947,587            --
                                                                                    -----------   -----------
                                                                                    $ 2,571,658   $ 6,345,746
                                                                                    ===========   ===========

NOTE 7--The interim financial statements have not been examined by the Fund's independent accountants and accordingly they do not express an opinion thereon.

NOTE 8--FINANCIAL HIGHLIGHTS:

                                              SIX
                                            MONTHS
                                             ENDED                                  YEAR ENDED DECEMBER 31,
                                            JUNE 30,       ----------------------------------------------------------------------
                                              2004            2003           2002           2001           2000           1999
                                           ----------      ----------     ----------     ----------     ----------     ----------
Per Share Operating Performance
  (for a share outstanding throughout
  the period)
Net asset value, beginning of period       $   147.61      $   126.63     $   130.24     $   122.09     $   127.27     $    160.7
                                           ----------      ----------     ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                    (0.16)          (0.62)         (0.41)          0.97           1.66           0.84
Net realized and unrealized gains
  (losses) on investments                        4.88           22.21          (3.03)         11.52          23.33         (26.83)
                                           ----------      ----------     ----------     ----------     ----------     ----------
   Total from investment operations              4.72           21.59          (3.44)         12.49          24.99         (25.99)
                                           ----------      ----------     ----------     ----------     ----------     ----------
Less distributions:
Dividends from net investment
  income                                        (0.00)          (0.00)         (0.01)         (0.97)         (1.66)         (0.85)
Distributions from net realized gains           (0.21)          (0.61)         (0.16)         (3.37)        (28.51)         (6.59)
                                           ----------      ----------     ----------     ----------     ----------     ----------
   Total distributions                          (0.21)          (0.61)         (0.17)         (4.34)        (30.17)         (7.44)
                                           ----------      ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $   152.12      $   147.61     $   126.63     $   130.24     $   122.09     $   127.27
                                           ==========      ==========     ==========     ==========     ==========     ==========
Total Return                                      3.2%+          17.1%          -2.6%          10.5%          20.1%         -16.5%

Ratios/Supplemental data

Net assets, end of period (in millions)    $  4,018.6      $  3,973.6     $  3,905.1     $  4,230.1     $  3,943.9     $  3,896.9

Ratio to average net assets:
  Expenses                                        1.0%*           1.0%           1.0%           1.0%           1.0%           1.0%
  Net investment income                          -0.2%*          -0.5%          -0.3%           0.8%           1.2%           0.6%
Portfolio turnover rate                             4%*             3%             8%             7%            36%            12%

----------
  +  Not annualized
  *  Annualized

       SEQUOIA FUND, INC.
       767 FIFTH AVENUE, SUITE 4701
       NEW YORK, NEW YORK 10153-4798
       WEBSITE: www.sequoiafund.com

       DIRECTORS
         William J. Ruane
         Richard T. Cunniff
         Robert D. Goldfarb
         David M. Poppe
         Vinod Ahooja
         Roger Lowenstein
         Francis P. Matthews
         C. William Neuhauser
         Robert L. Swiggett

       OFFICERS
         William J. Ruane        -- CHAIRMAN OF THE BOARD
         Richard T. Cunniff      -- VICE CHAIRMAN
         Robert D. Goldfarb      -- PRESIDENT
         David M. Poppe          -- EXECUTIVE VICE PRESIDENT
         Joseph Quinones, Jr.    -- VICE PRESIDENT, SECRETARY & TREASURER

       INVESTMENT ADVISER
         Ruane, Cunniff & Goldfarb Inc.
         767 Fifth Avenue, Suite 4701
         New York, New York 10153-4798

       DISTRIBUTOR
         Ruane, Cunniff & Goldfarb LLC
         767 Fifth Avenue, Suite 4701
         New York, New York 10153-4798

       CUSTODIAN
         The Bank of New York
         MF Custody Administration Department
         100 Church Street, 10th Floor
         New York, New York 10286

       REGISTRAR AND SHAREHOLDER SERVICING AGENT
         DST Systems, Inc.
         P.O. Box 219477
         Kansas City, Missouri 64121

       LEGAL COUNSEL
         Seward & Kissel
         One Battery Park Plaza
         New York, New York 10004

      This report has been prepared for the information of shareholders of
                               Sequoia Fund, Inc.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEQUOIA FUND, INC.


By: /s/ Robert D. Goldfarb
    ----------------------
    Robert D. Goldfarb
    President and Principal Executive Officer

Date: July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert D. Goldfarb
    ----------------------
    Robert D. Goldfarb
    President and Principal Executive Officer

Date: July 30, 2004


By: /s/ Joseph Quinones, Jr.
    ----------------------
    Joseph Quinones, Jr.
    Vice President, Secretary & Treasurer

Date: July 30, 2004

69900.0020 #502747